Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense for the year ended December 31, 2024 are as follows:

Year Ended December 31,
2024
Current
Federal	$—
State	41
Total income taxes	$41

Schedule of Statutory Federal Income Tax Rate Reconciliation
The following table represents a reconciliation of income tax expense (benefit) at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31,
	2024		2023
	Amount	Tax Rate	Amount	Tax Rate
Loss before income taxes	$(101,454)		$(54,738)
Tax expense at statutory rate	(21,305)	21.0%	(11,495)	21.0%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(1,478)	1.5	(225)	0.4
Change in fair value of warrant liabilities	—	—	70	(0.1)
Change in fair value of derivative liability	—	—	(955)	1.7
Change in preferred dividend	943	—	—	—
Change in prepaid expenses	(529)	—	—	—
Change in valuation allowance	(613)	0.6	952	(1.7)
Unrecognized benefit from LLC flow thru structure	21,269	(21.0)	11,667	(21.3)
State income taxes, net of federal income tax expense	41	—	—	—
Other adjustments, net	1,713	(1.7)	(14)	—
Income tax expense (benefit)	$41	0.4%	$—	—

Schedule of Deferred Tax Assets and Liabilities	The principal components of our net deferred tax assets were as follows:

	December 31,
	2024	2023
Deferred tax assets
Net operating loss carryforward	$2,631	$634
Interest Expense	987	558
Start Up Cost	638	679
Outside basis difference on investment in LGM Enterprises, LLC (a)	9,660	12,963
Warrant liability	443	—
Other, net	(139)	—
Total deferred tax assets	14,220	14,834
Valuation allowance	(14,220)	(14,834)
Net deferred tax assets	$—	$—
__________________
(a)The Company's deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.